ANNUAL REPORT
DECEMBER 31, 1997












                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES












[TRAVELERS LIFE & ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997


ASSETS:
   Investments in eligible funds at market value:
     Cash Income Trust, 65,989 shares (cost $65,989) .......................  $    65,989
     Greenwich Street Series Fund:
       Equity Index Portfolio, 482,355 shares (cost $11,372,485) ...........   11,359,470
     BT Insurance Funds Trust:
       Small Cap Index Fund, 96,642 shares (cost $1,014,337) ...............    1,015,704
       EAFE(R) Equity Index Fund, 16,143 shares (cost $150,349) ............      150,775
                                                                              -----------

         Total Investments (cost $12,603,160) ..............................                    $12,591,938

   Receivables:
     Dividends .............................................................                            123
     Purchase payments and transfers from other Travelers accounts .........                        111,568
                                                                                                -----------

       Total Assets ........................................................                     12,703,629
                                                                                                -----------

LIABILITIES:
   Payable for contract surrenders and transfers to other Travelers accounts                         19,512
   Accrued liabilities .....................................................                          1,553
                                                                                                -----------

       Total Liabilities ...................................................                         21,065
                                                                                                -----------

NET ASSETS:                                                                                     $12,682,564
                                                                                                ===========


                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
         FOR THE PERIOD SEPTEMBER 12, 1997 (DATE OPERATIONS COMMENCED)
                              TO DECEMBER 31, 1997

INVESTMENT INCOME:
   Dividends ...........................................                $ 239,505

EXPENSES:
   Insurance charges ...................................  $  16,476
   Equity protection fees ..............................     11,168
   Administrative fees .................................      1,833
                                                          ---------

     Total expenses ....................................                   29,477
                                                                        ---------

       Net investment income ...........................                  210,028
                                                                        ---------

REALIZED AND UNREALIZED LOSS ON
    INVESTMENTS:
   Realized loss from investment transactions:
     Proceeds from investments sold ....................     32,148
     Cost of investments sold ..........................     32,238
                                                          ---------

       Net realized loss ...............................                      (90)

   Unrealized loss on investments:
     December 31, 1997 .................................                  (11,222)
                                                                        ---------

         Net realized and unrealized loss .............                   (11,312)
                                                                        ---------

   Net increase in net assets resulting from operations                 $ 198,716
                                                                        =========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
          FOR THE PERIOD SEPTEMBER 12, 1997 (DATE OPERATIONS COMMENCED)
                              TO DECEMBER 31, 1997


OPERATIONS:
   Net investment income ..........................................  $    210,028
   Net realized loss from investment transactions .................           (90)
   Net unrealized loss on investments .............................       (11,222)
                                                                     ------------

     Net increase in net assets resulting from operations .........       198,716
                                                                     ------------

UNIT TRANSACTIONS:
   Participant purchase payments
     (applicable to 11,822,395 units) .............................    12,035,841
   Participant transfers from other Travelers accounts
     (applicable to 486,227 units)  ...............................       486,715
   Contract surrenders
     (applicable to 437 units) ....................................          (440)
   Participant transfers to other Travelers accounts
     (applicable to 38,786 units)  ................................       (38,268)
                                                                     ------------

       Net increase in net assets resulting from unit transactions     12,483,848
                                                                     ------------

         Net increase in net assets ...............................    12,682,564

NET ASSETS:
   Beginning of period ............................................            --
                                                                     ------------

   End of period ..................................................  $ 12,682,564
                                                                     ============

                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Fund BD IV for Variable Annuities ("Fund BD IV") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable annuity contracts issued by Travelers Life. Fund BD IV is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

    Participant purchase payments applied to Fund BD IV are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1997, the eligible funds available under Fund BD IV are: Cash Income Trust; Equity Index Portfolio of Greenwich Street Series Fund (both of which are managed by affiliates of The Travelers); Small Cap Index Fund and EAFE(R) Equity Index Fund of BT Insurance Funds Trust. All of the funds are Massachusetts business trusts. Not all funds may be available in all states or to all contract owners.

    The following is a summary of significant accounting policies consistently followed by Fund BD IV in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES. The operations of Fund BD IV form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD IV. Fund BD IV is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments were $12,635,398 and $32,148 respectively, for the period ended December 31, 1997. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $12,603,160 at December 31, 1997. Gross unrealized appreciation for all investments at December 31, 1997 was $1,793. Gross unrealized depreciation for all investments at December 31, 1997 was $13,015.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. For contracts with a standard death benefit provision, these charges are equivalent to 1.25% of the average net assets of Fund BD IV on an annual basis. For contracts with an enhanced death benefit provision, these charges are equivalent to 1.45% of the average net assets of Fund BD IV on an annual basis.

    Administrative fees are paid for administrative expenses incurred by Travelers Life. This charge is equivalent to 0.15% of the average net assets of Fund BD IV on an annual basis.

    For contracts in the accumulation phase with a contract value less than $50,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to Travelers Life to cover contract administrative charges.

    No sales charge is deducted from participant purchase payments when they are received. However, Travelers Life generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within eight years of its payment date. No contingent deferred sales charges were assessed for the period September 12, 1997 (date operations commenced) to December 31, 1997.

    Participants in the Equity Index Portfolio may elect, at the time of purchase, to obtain a Principal Protection Feature. Under this feature, Travelers Life will guarantee that the value of the contract after eight years will be at least equal to 115%, 100% or 90% of the purchase payment. The annual fee, which depends on the level of protection that is chosen as well as market conditions, is equivalent to an amount of up to 2.00% of the participant's contract value. Additionally, participants who withdraw from this feature before the end of the eighth contact year will be subject to a withdrawal fee of up to 4% of the original purchase payment withdrawn. Travelers Life received no withdrawal fees for the period ended December 31, 1997.

4.  NET CONTRACT OWNERS' EQUITY

                                                                                     DECEMBER 31, 1997
                                                                   ------------------------------------------------------

                                                                   ACCUMULATION              UNIT                  NET
                                                                       UNITS                VALUE                 ASSETS
                                                                       -----                -----                 ------
CASH INCOME TRUST
   Standard Death Benefit .......................................     46,237           $    1.007              $   46,582

GREENWICH STREET SERIES FUND
  EQUITY INDEX PORTFOLIO
   Standard Death Benefit
     0.00% Principal Protection Fee .............................    934,805                1.047                 978,441
     0.80% Principal Protection Fee .............................    208,174                1.044                 217,369
     1.10% Principal Protection Fee .............................  5,313,886                1.043               5,543,581
     1.50% Principal Protection Fee .............................    358,499                1.042                 373,545
   Enhanced Death Benefit
     0.00% Principal Protection Fee .............................    737,335                1.046                 771,293
     1.10% Principal Protection Fee .............................  3,330,600                1.043               3,472,462
     1.50% Principal Protection Fee .............................     99,043                1.041                 103,137

BT INSURANCE FUNDS TRUST
  SMALL CAP INDEX FUND
   Standard Death Benefit .......................................    441,762                0.945                 417,310
   Enhanced Death Benefit .......................................    644,012                0.944                 608,080

  EAFE(R) EQUITY INDEX FUND
   Standard Death Benefit .......................................    144,516                0.972                 140,529
   Enhanced Death Benefit .......................................     10,530                0.972                  10,235
                                                                                                              -----------
Net Contract Owners' Equity ..............................................................................    $12,682,564
                                                                                                              ===========

5.  SCHEDULE OF FUND BD IV OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE PERIOD SEPTEMBER 12, 1997 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1997


                                                          CASH           EQUITY         SMALL CAP    EAFE(R) EQUITY
                                                     INCOME TRUST   INDEX PORTFOLIO    INDEX FUND      INDEX FUND       COMBINED
                                                     -------------  ---------------  --------------   -------------   -------------
INVESTMENT INCOME:
Dividends ...........................................   $    510      $    238,995     $        --      $      --      $    239,505
                                                        --------      ------------     -----------      ---------      ------------

EXPENSES:
Insurance charges ...................................        131            15,226             895            224            16,476
Equity protection fees ..............................         --            11,168              --             --            11,168
Administrative fees .................................         15             1,685             106             27             1,833
                                                        --------      ------------     -----------      ---------      ------------
      Net investment income (loss) ..................        364           210,916          (1,001)          (251)          210,028
                                                        --------      ------------     -----------      ---------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ..................        121            21,487          10,057            483            32,148
    Cost of investments sold ........................        121            20,959          10,664            494            32,238
                                                        --------      ------------     -----------      ---------      ------------

      Net realized gain (loss)  .....................         --               528            (607)           (11)              (90)
                                                        --------      ------------     -----------      ---------      ------------

Unrealized gain (loss) on investments:
    End of period ...................................         --           (13,015)          1,367            426           (11,222)
                                                        --------      ------------     -----------      ---------      ------------

Net increase (decrease) in net assets
      resulting from operations .....................        364           198,429            (241)           164           198,716
                                                        --------      ------------     -----------      ---------      ------------



UNIT TRANSACTIONS:
Participant purchase payments .......................     46,339        10,891,182         999,929         98,391        12,035,841
Participant transfers from other Travelers accounts .     19,391           379,999          35,116         52,209           486,715
Contract surrenders .................................         --              (440)             --             --              (440)
Participant transfers to other Travelers accounts ...    (19,512)           (9,342)         (9,414)            --           (38,268)
                                                        --------      ------------     -----------      ---------      ------------

    Net increase in net assets resulting
      from unit transactions ........................     46,218        11,261,399       1,025,631        150,600        12,483,848
                                                        --------      ------------     -----------      ---------      ------------

      Net increase in net assets ....................     46,582        11,459,828       1,025,390        150,764        12,682,564



NET ASSETS:
    Beginning of period .............................         --                --              --             --                --
                                                        --------      ------------     -----------      ---------      ------------

    End of period ...................................   $ 46,582      $ 11,459,828     $ 1,025,390      $ 150,764      $ 12,682,564
                                                        ========      ============     ===========      =========      ============

6. SCHEDULE OF ACCUMULATION UNITS FOR FUND BD IV
   FOR THE PERIOD SEPTEMBER 12, 1997 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1997


                                                        CASH           EQUITY          SMALL CAP      EAFE(R) EQUITY
                                                    INCOME TRUST     INDEX FUND       INDEX FUND       INDEX FUND      COMBINED
                                                    ------------     ----------       ----------       ----------      --------
Accumulation units beginning of period .......            --                --              --               --               --
Accumulation units purchased and
   transferred from other Travelers accounts .        65,612        10,992,190       1,095,774          155,046       12,308,622
Accumulation units redeemed and
   transferred to other Travelers accounts ...       (19,375)           (9,848)        (10,000)              --          (39,223)
                                                     -------        ----------       ---------          -------       ----------
Accumulation unit end of period ..............        46,237        10,982,342       1,085,774          155,046       12,269,399
                                                     =======        ==========       =========          =======       ==========

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Annuity Contracts of The Travelers Fund BD IV for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD IV for Variable Annuities as of December 31, 1997, and the related statement of operations and changes in net assets for the period September 12, 1997 (date operations commenced) to December 31, 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1997, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD IV for Variable Annuities as of December 31, 1997, the results of its operations and the changes in its net assets for the period September 12, 1997 (date operations commenced) to December 31, 1997, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 19, 1998

                             Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                              Hartford, Connecticut


This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund BD IV for Variable Annuities or Fund BD IV's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity products offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.




FNDBDIV (Annual) (12-97) Printed in U.S.A.